CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 2,047,901,576	$ 1,857,689,274	$ 845,135,575
Cost of revenues	1,715,259,698	1,273,328,214	607,981,677
Gross profit	332,641,878	584,361,060	237,153,898
Selling expenses	100,427,110	75,677,623	30,939,366
General and administrative expenses	157,128,736	72,710,154	65,406,239
Research and development expenses	44,120,473	18,624,846	5,438,909
Total operating expenses	301,676,319	167,012,623	101,784,514
Income from operations	30,965,559	417,348,437	135,369,384
Foreign exchange (loss) gain	(27,434,515)	(36,155,829)	9,957,597
Interest expense	(35,020,940)	(33,952,126)	(27,095,079)
Interest income	3,056,185	2,590,210	1,666,878
(Loss) gain on change in fair value of derivatives	(11,393,346)	9,475,794	(1,590,098)
Other income, net	9,316,434	215,692	2,613,586
Income (loss) before income taxes	(30,510,623)	359,522,178	120,922,268
Income tax expense	7,309,619	48,069,198	24,695,831
Net income (loss)	(37,820,242)	311,452,980	96,226,437
Net loss attributable to the noncontrolling interest	(149)
Net income (loss) attributable to ordinary shareholders	$ (37,820,093)	$ 311,452,980	$ 96,226,437
Earnings (loss) per ordinary share
Basic (in dollars per share)	$ (0.01)	$ 0.09	$ 0.04
Diluted (in dollars per share)	$ (0.01)	$ 0.08	$ 0.03
Weighted average ordinary shares outstanding
Basic (in shares)	3,521,182,416	3,402,701,503	2,724,185,761
Diluted (in shares)	3,521,182,416	3,833,713,796	3,131,505,181